COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
COMMITMENTS AND CONTINGENCIES [Abstract]
Total rental expenses for operating leases	$ 620	¥ 4,013	¥ 5,279	¥ 4,931
Accrual for unrecognized tax benefits	6,481		40,287		¥ 41,981
Fair value of guarantees	$ 0		¥ 0		¥ 0